Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Summary of Assets and Liabilities Measured at Fair Value

The following tables present information about Spectrum Select’s and Spectrum Technical’s assets and liabilities measured at fair value as of December 31, 2017 (termination of operations) and 2016:

Spectrum Select

December 31, 2017*	Total	Level 1	Level 2	Level 3

Assets
Futures	$2,377,628	$2,377,628	$-	$-
Forwards	1,275,513	-	1,275,513	-

Total assets	$3,653,141	$2,377,628	$1,275,513	$-

Liabilities
Futures	$639,577	$639,577	$-	$-
Forwards	789,082	-	789,082	-

Total liabilities	$1,428,659	$639,577	$789,082	$-

December 31, 2016	Total	Level 1	Level 2	Level 3

Assets
U.S. Treasury bills	$12,994,751	$-	$12,994,751	$-
Futures	2,203,401	2,203,401	-	-
Forwards	1,069,028	370,551	698,477	-

Total assets	$16,267,180	$2,573,952	$13,693,228	$-

Liabilities
Futures	$827,990	$827,990	$-	$-
Forwards	1,116,899	534,709	582,190	-

Total liabilities	$1,944,889	$1,362,699	$582,190	$-

*

$370,551 of assets and $534,709 of liabilities were transferred from Level 1 to Level 2 during the year ended December 31, 2017. The General Partner believes that for London Metal Exchange contracts, the inputs are derived from an exchange and not actively quoted prices, which is more representative of a Level 2 security.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Summary of Assets and Liabilities Measured at Fair Value

Spectrum Technical (Partnership in Liquidation)

December 31, 2017*	Total	Level 1	Level 2	Level 3

Assets
Forwards	$812,258	$-	$812,258	$-

Total assets	$812,258	$-	$812,258	$-

Liabilities
Forwards	$775,086	$-	$775,086	$-

Total liabilities	$775,086	$-	$775,086	$-

December 31, 2016	Total	Level 1	Level 2	Level 3

Assets
Futures	$1,051,049	$1,051,049	$-	$-
Forwards	665,811	58,919	606,892	-

Total assets	$1,716,860	$1,109,968	$606,892	$-

Liabilities
Futures	$756,615	$756,615	$-	$-
Forwards	730,361	293,032	437,329	-

Total liabilities	$1,486,976	$1,049,647	$437,329	$-

*

$58,919 of assets and $293,032 of liabilities were transferred from Level 1 to Level 2 during the year ended December 31, 2017. The General Partner believes that for London Metal Exchange contracts, the inputs are derived from an exchange and not actively quoted prices, which is more representative of a Level 2 security.